Other Gain (Loss)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Gain (Loss) [Abstract]
Other gain (loss)

12. Other loss

Other loss consisted of the following for the six months ended September 30:

	For the six months ended September 30,
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Exchange gain and loss, net	(122,803)	(36,468)	(4,687)
12. Other gain (loss) Other gain (loss) consisted of the following for the year ended March 31:
	2024	2025	2025
	HK$	HK$	US$
Exchange gain and loss, net	(100,288)	53,200	6,838